Consolidated Statement of Financial Position - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Non-current assets
Property, plant and equipment	$ 3,743	$ 2,575	$ 2,486
Intangible assets	40,081	47,449	29,849
Deferred tax assets	4,668	2,495	1,347
Investments accounted for using the equity method	0	0	8,225
Total non-current assets	48,492	52,519	41,907
Current assets
Cash and cash equivalents	1,285	8,604	2,824
Restricted cash	1,195	1,140	1,013
Trade and other receivables	9,036	12,712	12,556
Inventory	1,435	1,537	0
Assets classified as held for sale	8,214	0	4,080
Total current assets	21,165	23,993	20,473
TOTAL ASSETS	69,657	76,512	62,380
Current liabilities
Trade and other payables	15,106	8,917	15,395
Income tax liability	132	708	75
Total current provisions	1,104	2,802	2,897
Loans and borrowings	5,109	1,004	1,312
Liabilities classified as held for sale	1,497	0	0
Total current liabilities	22,948	13,431	19,679
Non-current liabilities
Total non-current portion of non-current borrowings	23,452	22,087	24,642
Total non-current provisions	57	165	169
Deferred tax liabilities	1,234	411	0
Total non-current liabilities	24,743	22,663	24,811
Total liabilities	47,691	36,094	44,490
Equity
Share capital	256	222	163
Share premium	99,418	76,229	40,215
Cumulative translation reserve	(139)	(1,465)	(3,307)
Other reserves	(6,118)	15,314	21,408
Accumulated deficit	(71,451)	(49,882)	(40,773)
Equity and reserves attributable to owners	21,966	40,418	17,706
Non-controlling interest	0	0	184
Total equity	21,966	40,418	17,890
TOTAL EQUITY AND LIABILITIES	$ 69,657	$ 76,512	$ 62,380